LEASE OBLIGATIONS	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022
Lease Obligations
LEASE OBLIGATIONS

NOTE 6 - LEASE OBLIGATIONS

The Company’s operating lease consists of a lease for office space. The Company’s finance lease activities consist of leases for equipment. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The office lease contains an option to a renewal period of five years at then-current market rates. The equipment leases are non-renewable as the Company owns the equipment at the end of the lease period, for a nominal amount.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

JANUARY 31, 2023 AND 2022

(UNAUDITED)

The following table shows the classification and location of the Company’s leases in the Consolidated Balance Sheets:

Leases	Balance Sheet Location	January 31, 2023	October 31, 2022
Assets
Noncurrent:
Operating	Right-of-use asset - operating lease	$264,368	$277,381
Finance	Property and equipment, net	64,067	74,324
Total Lease Assets		$328,435	$351,705

Liabilities
Current:
Operating	Operating lease liabilities	$48,754	$50,055
Finance	Finance lease liabilities	64,208	62,979
Noncurrent:
Operating	Operating lease liabilities	215,614	227,326
Finance	Finance lease liabilities	62,435	78,955
Total Lease Liabilities		$391,011	$419,315

The following table shows the classification and location and the Company’s lease costs in the Consolidated Statements of Operations:

	Statements of Operations	Three Months Ended January 31,
	Location	2023	2022
Operating lease expense	General and administrative expense	$51,258	$19,351
Finance lease expense:
Interest on lease liability	Interest expense	2,900	2,491
Total Lease expense		$54,158	$21,842

Minimum contractual obligations for the Company’s leases (undiscounted) as of January 31, 2023 were as follows:

	Operating	Finance
Fiscal year 2023	$50,801	$53,676
Fiscal year 2024	67,734	65,387
Fiscal year 2025	67,734	12,803
Fiscal year 2026	67,734	5,150
Fiscal year 2027	67,734	-
Thereafter	180,619	-
Total Lease Payments	$502,356	$137,016
Less Imputed interest	(237,989)	(10,373)
Total lease liability	$264,367	$126,643

The following table shows the weighted average remaining lease term and the weighted average discount rate for the Company’s leases as of the dates indicated:

	January 31, 2023		January 31, 2022
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Weighted-average remaining lease term (in years)	7.3	2.0	8.3	2.7
Weighted-average discount rate (1)	10.00%	7.61%	10.00%	8.11%

(1)	The discount rate used for the operating lease is based on the Company’s incremental borrowing rate at lease commencement and may be adjusted if modification to lease terms or lease reassessments occur. The discount rate used for finance leases is based on the rates implicit in the leases.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

JANUARY 31, 2023 AND 2022

(UNAUDITED)

The following table includes other quantitative information for the Company’s leases for the periods indicated:

	Three Months Ended January 31,
	2023	2022
Cash paid for amounts included in measurement of lease liabilities
Cash payments for operating leases	$51,258	$19,351
Cash payments for finance leases	15,291	10,992

The Company recorded amortization of the operating lease right-of-use asset of $13,013 and $14,458 for the three months ended January 31, 2023 and 2022, respectively.

NOTE 6 - LEASE OBLIGATIONS

The Company’s operating lease consists of a lease for office space. The Company’s finance lease activities consist of leases for equipment. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The office lease contains an option to a renewal period of five years at then-current market rates. The equipment leases are non-renewable as the Company owns the equipment at the end of the lease period, for a nominal amount.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

The following table shows the classification and location of the Company’s leases in the Consolidated Balance Sheets:

Leases	Balance Sheet Location	October 31, 2022	October 31, 2021
Assets
Noncurrent:
Operating	Right-of-use asset - operating lease	$277,381	$332,997
Finance	Property and equipment, net	74,324	41,040
Total Lease Assets		$351,705	$374,037

Liabilities
Current:
Operating	Operating lease liabilities	$50,055	$58,625
Finance	Finance lease liabilities	62,979	52,362
Noncurrent:
Operating	Operating lease liabilities	227,326	274,372
Finance	Finance lease liabilities	78,955	74,826
Total Lease Liabilities		$419,315	$460,185

The following table shows the classification and location and the Company’s lease costs in the Consolidated Statements of Operations:

	Statements of Operations	Years Ended October 31,
	Location	2022	2021
Operating lease expense	General and administrative expense	$145,710	$83,593
Finance lease expense:
Interest on lease liability	Interest expense	13,530	11,646
Total Lease expense		$159,240	$95,239

Minimum contractual obligations for the Company’s leases (undiscounted) as of October 31, 2022 were as follows:

	Operating	Finance
Fiscal year 2023	$67,734	$71,568
Fiscal year 2024	67,734	65,387
Fiscal year 2025	67,734	12,803
Fiscal year 2026	67,734	5,150
Fiscal year 2027	67,734	-
Thereafter	180,619	-
Total Lease Payments	$519,289	$154,908
Less Imputed interest	(241,908)	(12,974)
Total lease liability	$277,381	$141,934

The following table shows the weighted average remaining lease term and the weighted average discount rate for the Company’s leases as of the dates indicated:

	October 31, 2022		October 31, 2021
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Weighted-average remaining lease term (in years)	7.6	2.3	8.6	2.9
Weighted-average discount rate (1)	10.00%	7.61%	10.00%	8.11%

(1)	The discount rate used for operating leases is based on the Company’s incremental borrowing rate at lease commencement and may be adjusted if modification to lease terms or lease reassessments occur. The discount rate used for finance leases is based on the rates implicit in the leases.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

The following table includes other quantitative information for the Company’s leases for the years indicated:

	Years Ended October 31,
	2022	2021
Cash paid for amounts included in measurement of lease liabilities
Cash payments for operating leases	$145,710	$83,593
Cash payments for finance leases	75,698	48,656